UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Par Value [Member]	Mezzanine Equity [Member]
Beginning balance at Dec. 31, 2021						$ 0	$ 16,142
Beginning balance (in shares) at Dec. 31, 2021					13,452
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series F Shares						72	71,928
Issuance of Series F Shares (in shares)					7,200,000
Deemed dividend equivalents on Series F Shares related to redemption value						0	14,400
Ending balance at Jun. 30, 2022						72	102,470
Ending balance (in shares) at Jun. 30, 2022					7,213,452
Balance at Dec. 31, 2021	$ 1	$ 19	$ 429,956	$ (336,754)	$ 93,222
Balance (in shares) at Dec. 31, 2021	100,000	1,991,598
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	8,605	8,605
Stock-based compensation	0	0	(16)	0	(16)
Issuance of common stock and Pre-Funded Warrants pursuant to equity offerings	$ 0	$ 4	8,499	0	8,503
Issuance of common stock and Pre-Funded Warrants pursuant to equity offerings (in shares)	0	364,443
Issuance of common stock pursuant to equity offerings (Note 9)	$ 0	$ 0	0	0	0
Issuance of common stock pursuant to equity offerings (Note 9) (in shares)	0	0
Deemed dividend equivalents on Series F Shares related to redemption value	$ 0	$ 0	(14,400)	0	(14,400)
Dividends of Preferred Shares (Note 5 and 12)		0	(7,322)	0	(7,322)
Balance at Jun. 30, 2022	$ 1	$ 23	416,717	(328,149)	88,592
Balance (in shares) at Jun. 30, 2022	100,000	2,356,041
Beginning balance at Dec. 31, 2022					$ 86,351	59	86,292
Beginning balance (in shares) at Dec. 31, 2022					5,864,200
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series F Shares						0	0
Issuance of Series F Shares (in shares)					0
Redemptions of preferred shares (Note 5 and 12)						(22)	(26,271)
Redemptions of preferred shares (Note 5 and 12) (in shares)					(2,191,121)
Ending balance at Jun. 30, 2023					$ 60,058	$ 37	$ 60,021
Ending balance (in shares) at Jun. 30, 2023					3,673,079
Balance at Dec. 31, 2022	$ 1	$ 103	428,374	(317,806)	$ 110,672
Balance (in shares) at Dec. 31, 2022	100,000	10,294,906
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	5,774	5,774
Issuance of common stock pursuant to equity offerings (Note 9)	$ 0	$ 100	12,481	0	12,581
Issuance of common stock pursuant to equity offerings (Note 9) (in shares)	0	10,045,185
Exercise of Warrants, net of fees (Note 9)	$ 0	$ 0	12	0	$ 12
Exercise of Warrants, net of fees (Note 9) (in shares)	0	6,000			6,000
Dividends of Preferred Shares (Note 5 and 12)		$ 0	(3,485)	0	$ (3,485)
Balance at Jun. 30, 2023	$ 1	$ 203	$ 437,382	$ (312,032)	$ 125,554
Balance (in shares) at Jun. 30, 2023	100,000	20,346,091